Fair Value Measurements (Q2) (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Investments held in Trust Account [Abstract]
Transfers from Level 1 to Level 2	$ 0
Transfers from Level 2 to Level 1	0
Transfers in into Level 3	0
Transfers out of Level 3	$ 0
Quoted Prices in Active Markets (Level 1) [Member] | US Treasury Securities [Member] | Maximum [Member]
Investments held in Trust Account [Abstract]
Investment maturity period	185 days
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	$ 149,519,811
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | US Treasury Securities [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	149,514,019
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Cash Equivalents - Money Market Funds [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	5,792
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | US Treasury Securities [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Cash Equivalents - Money Market Funds [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	0
Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	0
Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | US Treasury Securities [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	0
Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Cash Equivalents - Money Market Funds [Member]
Investments held in Trust Account [Abstract]
Investments held in Trust Account	$ 0